Supplemental cash flow disclosures	12 Months Ended
Nov. 30, 2021
Supplemental cash flow disclosures [abstract]
Supplemental cash flow disclosures
2 3 .	Supplemental cash flow disclosures
The Company entered into the following transactions, which had no impact on its cash flows.

	2021	2020

Additions to property and equipment included in accounts payable and accrued liabilities	$-	$12

Deferred financing costs included in accounts payable and accrued liabilities	174	-

Initial recognition of right-of-use assets and lease liabilities	-	3,192

Reclassification of other liabilities to right-of-use-assets	-	238